Convertible Preferred Stock (Narrative) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		9 Months Ended	12 Months Ended
	Jun. 15, 2011	May 31, 2011	Sep. 23, 2012	Dec. 25, 2011	May 25, 2011
Special dividend declared and paid, per share					$ 1.75
Special dividend declared and paid	$ 53	$ 19,010		$ 19,010
Share repurchase date			Apr. 06, 2012
Stock repurchase			1,655,662
Stock repurchase, total			22,474
Convertible preferred stock,shares issued upon conversion			1
Minimum
Net proceeds from conversion of convertible preferred stock			25,000
Common Stock
Special dividend declared and paid				$ 350
Stock repurchase			15,627
Preferred Stock
Stock repurchase			1,640,035